OTHER NON-CURRENT LIABILITY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT LIABILITY
Consideration refund payable	$ 9,541	¥ 62,255	¥ 62,255
Other noncurrent payable	2,090	13,638
Less: current portion	(3,543)	(23,118)	(11,282)
Total	$ 8,088	¥ 52,775	¥ 50,973